Putnam Investments
One Post Office Square
Boston, MA 02109
November 30, 2010

BY EDGAR CORRESPONDENCE

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Putnam RetirementReady Funds (the “Trust”) (Reg. Nos. (333-117134) (811-21598)
Post-Effective Amendment No. 9 to Registration Statement on Form N-1A (the
“Amendment”)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the above-referenced Trust, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 8b-16 under the Investment Company Act of 1940, as amended, the above-referenced Amendment.

This filing is electronically coded to show changes from the Trust’s Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 8 to the Trust’s registration statement on Form N-1A, which was filed on September 16, 2010. These changes include the updating of financial statements and other information pursuant to Section 10(a)(3) of the Securities Act. Certain changes to the Prospectus also have been made in response to comments of the Staff communicated on October 21, 2010, as addressed below.

1. Comment: In the Example provided pursuant toItem 3 of Form N-1A, please add a statement specifying that relevant rows in the table reflect what shareholders would pay if they did not redeem their shares.

Response: We respectfully decline to add the requested statement. We believe that the information required by Instruction 4(f) to Item 3 already is clearly and concisely contained in the rows for class B and C shares that are designated “no redemption”.

2. Comment: In “Investments” in each Fund summary, please provide target allocations for each fund as of November 30, 2010, rather than September 30, 2010, to be closer to the date of the prospectus.

Response: We have made the change, as requested.

3. Comment: In the “Investments” and “Risks” section of each Fund summary, please incorporate items 2, 4 and 5 from the ICI’s June 18, 2009 testimony to the Securities and Exchange Commission and Department of Labor on target date funds. The items are as follows:

Item 2, the fund’s assumptions about the investor’s withdrawal intentions at and after the target date. Depending on the fund’s design, a fund could explain that it is designed for an investor who will spend all or most of his or her money in the fund at retirement. Or, the fund could state that it is designed for an investor who plans to withdraw the value of the investor’s account in the fund gradually after retirement.

Item 4, an illustration of the asset allocation path (or glide path) that the target date fund follows to reduce its equity exposure to become more conservative over time. At a minimum, the illustration should highlight the asset allocation (in appropriate broad asset classes) at the target date and at the point at which the glide path is expected to reach its most conservative asset allocation. The fund should include a simple narrative explaining the same information. If a fund manager has the flexibility to deviate from the glide path, the disclosure should state this and include the applicable parameters.

Item 5, a statement, added to the risk disclosure the fund provides, that the risks associated with a target date fund include the risk of loss, including losses near, at, or after the target date, and that there is no guarantee that the fund will provide adequate income at and through the investor’s retirement.

Response: We have added the disclosure, as requested.

In response to Items 2 and 4, the “Investments” section of the Fund summary for each target date fund now contains a table of the fund’s estimated asset allocations and compares it to approximate asset allocations of other Putnam RetirementReady Funds to illustrate how a target date fund’s allocations may change over time to emphasize increasingly capital preservation and income. The table for each target date fund is accompanied by the following disclosure: “The funds’ target allocations may differ from this illustration. We may change a fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make such changes frequently. We assume investors will begin gradual withdrawals from the fund around the target date.”

In response to Item 5, the “Risks” section of the Fund summary for each target date fund now includes the following disclosure: “Losses may occur near, at or after the target date. There is no guarantee the fund will provide adequate income at and through an investor’s retirement.”

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b).

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 11105.

Very truly yours,

/s/ Karen K. Kay
Karen K. Kay
Managing Director and Senior Counsel

cc: James E. Thomas, Esq.

Timothy F. Cormier, Esq.